US Vegan Climate ETF
Schedule of Investments
as of April 30, 2024 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Communications - 13.9%
Airbnb, Inc. - Class A(a)	1,930	$306,040
Alphabet, Inc. - Class A(a)	13,479	2,194,112
Alphabet, Inc. - Class C(a)	13,318	2,192,676
Arista Networks, Inc.(a)	1,094	280,677
AT&T, Inc.	32,974	556,931
Booking Holdings, Inc.	163	562,681
CDW Corporation	615	148,744
Charter Communications, Inc. - Class A(a)	457	116,965
Cisco Systems, Inc.	43,280	2,033,294
Comcast Corporation - Class A	18,814	717,002
DoorDash, Inc. - Class A(a)	1,230	158,990
eBay, Inc.	2,450	126,273
Expedia Group, Inc.(a)	655	88,183
FactSet Research Systems, Inc.	175	72,956
Gen Digital, Inc.	2,851	57,419
GoDaddy, Inc. - Class A(a)	673	82,362
Interpublic Group of Companies, Inc.	1,767	53,787
Okta, Inc.(a)	700	65,086
Omnicom Group, Inc.	903	83,835
Palo Alto Networks, Inc.(a)	1,400	407,246
Pinterest, Inc. - Class A(a)	2,675	89,479
Robinhood Markets, Inc. - Class A(a)	2,470	40,730
T-Mobile US, Inc.	2,389	392,202
Trade Desk, Inc. - Class A(a)	2,041	169,097
Uber Technologies, Inc.(a)	9,074	601,334
VeriSign, Inc.(a)	413	69,995
Verizon Communications, Inc.	19,395	765,909
		12,434,005

Consumer, Cyclical - 5.9%
AutoNation, Inc.(a)	130	20,949
CarMax, Inc.(a)	730	49,618
Copart, Inc.(a)	3,920	212,895
Cummins, Inc.	653	184,466
D.R. Horton, Inc.	1,405	200,198
DraftKings, Inc. - Class A(a)	1,968	81,790
Fastenal Company	2,631	178,750
Genuine Parts Company	632	99,357
Lennar Corporation - Class A	1,127	170,876
Lithia Motors, Inc.	123	31,289
Live Nation Entertainment, Inc.(a)	673	59,836
LKQ Corporation	1,169	50,419
National Vision Holdings, Inc.(a)	1,034	18,012
NVR, Inc.(a)	14	104,144
O'Reilly Automotive, Inc.(a)	276	279,660
PACCAR, Inc.	2,379	252,436
Planet Fitness, Inc. - Class A(a)	377	22,560
Pool Corporation	174	63,080
PulteGroup, Inc.	1,004	111,866
Rivian Automotive, Inc. - Class A(a)	3,093	27,528
Tesla, Inc.(a)	15,310	2,806,017
W.W. Grainger, Inc.	185	170,450
Watsco, Inc.	151	67,606
		5,263,802

Consumer, Non-cyclical - 9.8%
Automatic Data Processing, Inc.	1,899	459,349
Avis Budget Group, Inc.	91	8,686
Beyond Meat, Inc.(a)	1,853	12,563
Block, Inc.(a)	2,521	184,033
Celsius Holdings, Inc.(a)	525	37,417
Centene Corporation(a)	2,490	181,919
Cigna Group	1,355	483,789
Corpay, Inc.(a)	331	100,008
CoStar Group, Inc.(a)	1,869	171,070
Elevance Health, Inc.	1,083	572,452
elf Beauty, Inc.(a)	239	38,845
Equifax, Inc.	559	123,086
Gartner, Inc.(a)	351	144,819
Ginkgo Bioworks Holdings, Inc.(a)	37,286	33,226
Global Payments, Inc.	1,190	146,096
H&R Block, Inc.	668	31,550
HCA Healthcare, Inc.	939	290,921
Hertz Global Holdings, Inc.(a)	4,198	19,101
Humana, Inc.	570	172,191
Ingredion, Inc.	302	34,606
IQVIA Holdings, Inc.(a)	823	190,747
McKesson Corporation	620	333,070
Molina Healthcare, Inc.(a)	265	90,656
Moody's Corporation	731	270,711
Natera, Inc.(a)	481	44,675
Omnicell, Inc.(a)	671	17,990
PayPal Holdings, Inc.(a)	5,059	343,607
Robert Half, Inc.	477	32,980
S&P Global, Inc.	1,466	609,607
TransUnion	887	64,751
United Rentals, Inc.	311	207,745
UnitedHealth Group, Inc.	6,493	3,140,664
Verisk Analytics, Inc.	665	144,943
Waters Corporation(a)	270	83,441
		8,821,314

Energy - 0.2%
Enphase Energy, Inc.(a)	607	66,017
First Solar, Inc.(a)	465	81,979
Plug Power, Inc.(a)	2,472	5,710
Sunrun, Inc.(a)	1,201	12,358
		166,064

Financial - 19.5%
Aflac, Inc.	2,473	206,866
Allstate Corporation	1,198	203,732
American Express Company	2,701	632,115
American International Group, Inc.	3,278	246,866
American Tower Corporation	2,147	368,339
Ameriprise Financial, Inc.	470	193,541
Aon plc - Class A	925	260,859
Arch Capital Group, Ltd.(a)	1,648	154,154
Arthur J. Gallagher & Company	983	230,700
AvalonBay Communities, Inc.	653	123,789
Bank of New York Mellon Corporation	3,474	196,246
Brown & Brown, Inc.	1,090	88,879
Camden Property Trust	487	48,544
Capital One Financial Corporation	1,737	249,138
Cboe Global Markets, Inc.	482	87,314
CBRE Group, Inc. - Class A(a)	1,421	123,471
Chubb, Ltd.	1,887	469,184
Cincinnati Financial Corporation	709	82,024
Citizens Financial Group, Inc.	2,170	74,019
CME Group, Inc.	1,653	346,535
Crown Castle, Inc.	1,990	186,622
Discover Financial Services	1,148	145,486
Equinix, Inc.	430	305,777
Equity LifeStyle Properties, Inc.	818	49,317
Equity Residential	1,718	110,639
Essex Property Trust, Inc.	292	71,905
Everest Group, Ltd.	150	54,961
Extra Space Storage, Inc.	961	129,043
Fifth Third Bancorp	3,130	114,120
First Horizon Corporation	2,537	37,852
Hartford Financial Services Group, Inc.	1,404	136,034
Huntington Bancshares, Inc.	6,649	89,562
Intercontinental Exchange, Inc.	2,606	335,549
Invitation Homes, Inc.	2,637	90,185
Iron Mountain, Inc.	1,334	103,412
KeyCorp	4,304	62,365
Kimco Realty Corporation	2,786	51,903
LPL Financial Holdings, Inc.	346	93,119
M&T Bank Corporation	761	109,881
Markel Group, Inc.(a)	58	84,587
Marsh & McLennan Companies, Inc.	2,274	453,504
Mastercard, Inc. - Class A	7,230	3,262,176
MetLife, Inc.	2,908	206,701
Mid-America Apartment Communities, Inc.	533	69,290
Nasdaq, Inc.	1,580	94,563
NET Lease Office Properties	63	1,440
Progressive Corporation	2,692	560,609
Prologis, Inc.	4,250	433,712
Prudential Financial, Inc.	1,671	184,612
Public Storage	729	189,139
Raymond James Financial, Inc.	868	105,896
Realty Income Corporation	3,267	174,915
Regions Financial Corporation	4,321	83,266
SBA Communications Corporation	494	91,943
Simon Property Group, Inc.	1,492	209,671
Sun Communities, Inc.	568	63,230
Synchrony Financial	1,915	84,222
Travelers Companies, Inc.	1,049	222,556
Truist Financial Corporation	6,128	230,106
UDR, Inc.	1,402	53,388
Ventas, Inc.	1,848	81,829
Visa, Inc. - Class A	12,569	3,376,159
W.P. Carey, Inc.	981	53,798
W.R. Berkley Corporation	932	71,736
Welltower, Inc.	2,390	227,719
Willis Towers Watson plc	478	120,045
		17,454,859

Industrial - 5.9%
Advanced Drainage Systems, Inc.	311	48,827
Builders FirstSource, Inc.(a)	563	102,928
Carrier Global Corporation	3,859	237,290
CRH plc	3,124	241,860
Crown Holdings, Inc.	550	45,138
Deere & Company	1,221	477,912
Dover Corporation	640	114,752
Eaton Corporation plc	1,829	582,098
Energizer Holdings, Inc.	536	15,394
Expeditors International of Washington, Inc.	677	75,357
FedEx Corporation	1,063	278,272
Graco, Inc.	771	61,834
Graphic Packaging Holding Company	1,401	36,216
Hubbell, Inc.	246	91,148
IDEX Corporation	347	76,500
Jabil, Inc.	578	67,834
Johnson Controls International plc	3,116	202,758
Keysight Technologies, Inc.(a)	816	120,719
Lennox International, Inc.	145	67,196
Mettler-Toledo International, Inc.(a)	99	121,740
Otis Worldwide Corporation	1,898	173,098
Owens Corning	411	69,134
Parker-Hannifin Corporation	589	320,952
Rockwell Automation, Inc.	528	143,067
Silgan Holdings, Inc.	385	17,964
Simpson Manufacturing Company, Inc.	195	33,909
Snap-on, Inc.	237	63,507
Stanley Black & Decker, Inc.	698	63,797
Toro Company	474	41,518
Trane Technologies plc	1,049	332,890
Trex Company, Inc.(a)	497	44,009
Trimble, Inc.(a)	1,141	68,540
United Parcel Service, Inc. - Class B	3,337	492,141
Vertiv Holdings Company - Class A	1,600	148,800
Westinghouse Air Brake Technologies Corporation	817	131,602
XPO, Inc.(a)	523	56,202
		5,266,903

Technology - 44.3%(b)
Accenture plc - Class A	6,806	2,047,993
Adobe, Inc.(a)	4,286	1,983,689
Advanced Micro Devices, Inc.(a)	17,238	2,730,154
Akamai Technologies, Inc.(a)	686	69,238
ANSYS, Inc.(a)	396	128,652
Apple, Inc.	19,370	3,299,292
Applied Materials, Inc.	3,849	764,604
Atlassian Corporation - Class A(a)	703	121,127
Autodesk, Inc.(a)	985	209,657
Broadcom, Inc.	3,396	4,415,717
Broadridge Financial Solutions, Inc.	539	104,248
Cadence Design Systems, Inc.(a)	1,241	342,057
Cloudflare, Inc. - Class A(a)	1,318	115,193
Cognizant Technology Solutions Corporation - Class A	2,325	152,706
Crowdstrike Holdings, Inc. - Class A(a)	1,012	296,050
Datadog, Inc. - Class A(a)	1,332	167,166
Dell Technologies, Inc. - Class C	1,136	141,591
Electronic Arts, Inc.	1,247	158,145
Entegris, Inc.	687	91,316
EPAM Systems, Inc.(a)	258	60,697
Fair Isaac Corporation(a)	111	125,800
Fidelity National Information Services, Inc.	2,725	185,082
Fiserv, Inc.(a)	2,797	427,018
Fortinet, Inc.(a)	3,120	197,122
HubSpot, Inc.(a)	217	131,257
Intel Corporation	45,398	1,383,277
International Business Machines Corporation	4,199	697,874
Intuit, Inc.	1,256	785,779
Jack Henry & Associates, Inc.	333	54,176
KLA Corporation	626	431,496
Lam Research Corporation	607	542,907
Lattice Semiconductor Corporation(a)	626	42,944
Manhattan Associates, Inc.(a)	279	57,491
Marvell Technology, Inc.	3,962	261,135
Microchip Technology, Inc.	2,461	226,363
Micron Technology, Inc.	5,044	569,770
MongoDB, Inc.(a)	314	114,667
Monolithic Power Systems, Inc.	212	141,898
MSCI, Inc.	353	164,424
NetApp, Inc.	959	98,019
NVIDIA Corporation	7,393	6,387,700
ON Semiconductor Corporation(a)	1,982	139,057
Oracle Corporation	17,036	1,937,845
Paychex, Inc.	1,487	176,670
Paycom Software, Inc.	234	43,987
PTC, Inc.(a)	540	95,818
QUALCOMM, Inc.	5,141	852,635
ROBLOX Corporation - Class A(a)	2,142	76,170
Salesforce, Inc.	9,792	2,633,460
Seagate Technology Holdings plc	893	76,718
ServiceNow, Inc.(a)	939	651,037
Skyworks Solutions, Inc.	733	78,130
Snowflake, Inc. - Class A(a)	1,275	197,880
SS&C Technologies Holdings, Inc.	998	61,766
Super Micro Computer, Inc.(a)	210	180,348
Synopsys, Inc.(a)	696	369,291
Take-Two Interactive Software, Inc.(a)	774	110,535
Teradyne, Inc.	706	82,122
Texas Instruments, Inc.	4,170	735,671
Twilio, Inc. - Class A(a)	829	49,640
Tyler Technologies, Inc.(a)	191	88,156
Veeva Systems, Inc. - Class A(a)	669	132,837
Western Digital Corporation(a)	1,492	105,678
Workday, Inc. - Class A(a)	945	231,270
Zebra Technologies Corporation - Class A(a)	233	73,292
Zoom Video Communications, Inc. - Class A(a)	1,155	70,570
Zscaler, Inc.(a)	406	70,214
		39,746,288

Utilities - 0.1%
American Water Works Company, Inc.	897	109,721
TOTAL COMMON STOCKS (Cost $67,551,742)		89,262,956

SHORT-TERM INVESTMENTS - 0.4%
First American Government Obligations Fund - Class X, 5.23%(c)	401,366	401,366
TOTAL SHORT-TERM INVESTMENTS (Cost $401,366)		401,366

TOTAL INVESTMENTS - 100.0% (Cost $67,953,108)		$89,664,322
Other Assets in Excess of Liabilities - 0.0%(d)		4,070
TOTAL NET ASSETS - 100.0%		$89,668,392

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day effective yield as of April 30, 2024.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at April 30, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value  measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2024:

US Vegan Climate ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$89,262,956	$–	$–	$89,262,956
Short-Term Investments	401,366	–	–	401,366
Total Assets	$89,664,322	$–	$–	$89,664,322

Refer to the Schedule of Investments for industry classifications.

For the period ended April 30, 2024, the Fund did not recognize any transfers to or from Level 3.